Other Income, Net (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Other Income and Expense [Line Items]
Impairment loss	$ 12,000	$ 11,954	[1]	$ 215	[1]	$ 384	[1]
Sogou [Member]
Other Income and Expense [Line Items]
Cash proceeds from operating lease		$ 9,100		$ 12,300		$ 12,100

[1]	In the fourth quarter of 2022, the Sohu Group recognized an impairment loss of $12.0 million for an equity investment in a third-party online game developer.